CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 132,950	$ 95,560
Short-term investments	2,470	6,575
Restricted cash	3,539	2,510
Trade receivables	64,821	112,949
Inventories:
Ore stockpiles	66,130	67,764
Concentrates and dore	66,905	50,332
Supplies	186,852	149,647
Available-for-sale securities (note 7)	100,654	99,109
Other current assets	101,477	89,776
Fair value of derivative financial instruments (note 9)	2,148
Total current assets	727,946	674,222
Other assets	63,295	61,502
Future income and mining tax assets	2,771
Goodwill	200,064	200,064
Property, plant and mine development	4,647,580	4,564,563
TOTAL ASSETS	5,641,656	5,500,351
Current
Accounts payable and accrued liabilities	210,762	160,375
Dividends payable	53,964	108,009
Interest payable	9,808	9,743
Income taxes payable	8,028	14,450
Capital lease obligations	11,245	10,592
Fair value of derivative financial instruments (note 9)		142
Total current liabilities	293,807	303,311
Long-term debt (note 8)	600,000	650,000
Reclamation provision and other liabilities	150,033	145,536
Future income and mining tax liabilities	770,832	736,054
SHAREHOLDERS' EQUITY
Common shares (note 5)	3,102,141	3,078,217
Stock options (note 6)	103,139	78,554
Warrants	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings	554,354	440,265
Accumulated other comprehensive income	27,326	28,390
Total shareholders' equity	3,826,984	3,665,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,641,656	$ 5,500,351